Stock Based Compensation	12 Months Ended
Dec. 31, 2021
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Based Compensation
Note 20. Stock Based Compensation
(in thousands, except share data)
The Company has a directors’ stock compensation plan and had an employees’ long-term incentive plan. Under the directors’ plan, the Company may grant options for up to
210,000 s
hares of common stock. The price of each option is equal to the market price determined as of the option grant date. Options granted are exercisable after six months and expire after 10 years. The employee plan expired on April 13, 2009, no options have been granted since this date and all previously granted options either expired or were exercised as of December 31, 2021. The options previously granted under the employee plan expire 10 years from the grant date. The exercise price is equal to the market price of the Company’s stock on the date of grant.
The fair value of each option granted is estimated on the date of the grant using the Black-Sholes option-pricing model. No options were granted in 2021 or 2020, therefore no calculations were required in 2021 or 2020 to determine fair values.
The Company has adopted the 2013 Incentive Compensation Plan (the “2013 Plan”), which the Company has used for all equity grants after the adoption and approval of the 2013 Plan.
During 2021, the Company’s directors received restricted stock grants totaling 8,250 shares of common stock at a then market value of $18.96 per share and in 2020 received 8,250 shares of common stock at a then market value of $20.49 per share. These grants vest over a one-year
period during which time the recipients have rights to vote the shares and to receive dividends. The grant date fair value of these shares granted in 2021 was $156 and will be recognized ratably over the one-year
vesting period. The grant date fair value of the shares granted in 2020 was $169 and was recognized ratably over the one-year
vesting period.
During 2015, 7,500 shares of restricted stock was granted to the Chief Executive Officer (CEO) that would vest according to a stock performance schedule over the next five years. The stock performance for the Company met the goal for 2016 and the CEO became vested in 20%, or 1,500 shares of the restricted stock at an expense of $
32.
Again in 2017, the Company met 20% of its goal and the CEO became vested in an additional 1,500 shares of the restricted stock at an expense of $37. The stock performance for the Company did not meet the goal in 2020, 2019 or 2018 and no corresponding expense was recorded. Additionally, the remaining 4,500 shares of restricted stock were forfeited as of June 22, 2020, the expiration of the five-year vesting period.
During 2021 and 2020, the Company recorded expense of $161 and $167 related to all of the restricted shares.
At December 31, 2021, there were 8,250 shares
non-vested
with $52 in unrecognized stock-based compensation expense related to the 2013 Plan.
Following is a summary of the status of the stock options remaining under the plans for the years ending December 31, 2021, 2020 and 2019:

	Directors’ Plan
	Number of Shares	Weighted Average Exercise Price
Outstanding at January 1, 2019	52,500	$21.55
Granted	—	—
Exercised	—	—
Expired	(12,000)	21.75

Outstanding at December 31, 2019	40,500	$21.49
Granted	—	—
Exercised	(7,500)	19.26
Expired	(13,500)	25.72

Outstanding at December 31, 2020	19,500	$19.42
Granted	—	—
Exercised	—	—
Expired	(10,500)	20.02

Outstanding at December 31, 2021	9,000	$18.76

Options exercisable at:
December 31, 2021	9,000	$18.76

The following table presents the outstanding stock options granted in relation to the option price and the weighted average maturity.

Range of Exercise Prices	Options Outstanding	Weighted Average Price	Weighted Average Life Remaining
$15.01 to $20.00	9,000	$18.76	4 months

Total	9,000	$18.76	4 months

The intrinsic value of options outstanding under the Directors’ Plan at December 31, 2021 was
$-0-.
Additionally, the total intrinsic value of options exercised during 2021 and 2020 was
$-0-
and
$-0-,
respectively.
There were no options granted during 2021 or 2020 under the 2013 Plan.